PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2019
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Property, Plant and Equipment
	2019	2018	2017
	US$	US$	US$

Plant and equipment
At cost	36,426	5,401	30,045
Accumulated depreciation and impairment	(10,231)	(1,419)	(26,150)
Carrying amount at June 30	26,195	3,982	3,895

Reconciliation
Carrying amount at July 1	3,982	3,895	991
Additions	31,025	1,346	4,134
Depreciation	(8,812)	(1,259)	(1,133)
Exchange differences	—	—	(97)
Carrying amount at June 30	26,195	3,982	3,895